SCHEDULE OF COMPONENTS OF CHANGES IN ARO (Details) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Oct. 31, 2021	Apr. 30, 2023	Apr. 30, 2022	Oct. 31, 2022
Accounting Policies [Abstract]
ARO, beginning balance				$ 48,313	$ 45,535	$ 45,535
Accretion expense	$ 694	$ 694	$ 359	1,389	$ 1,389	2,778
ARO, ending balance	49,702		45,535	49,702		48,313
Less: ARO - current	2,778			2,778		2,778
ARO, net of current portion	$ 46,924		$ 42,757	$ 46,924		$ 45,535